Schedule of Warrants Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants Outstanding, Ending balance	505,400
Warrants Exercisable, Ending balance	505,400
Weighted Average Exercise Price, Granted	$ 1.00
Warrants Outstanding, Weighted Average Exercise Price, Ending balance	$ 1.00
Warrants Exercisable, Weighted Average Exercise Price, Ending balance	$ 1.00
Warrant [Member]
Warrants Outstanding, Beginning balance
Warrants Exercisable, Begining balance
Warrants, Granted	505,400
Warrants, Exercised
Warrants, Forfeited/Cancelled
Warrants Outstanding, Ending balance	505,400
Warrants Exercisable, Ending balance	505,400
Warrants Outstanding, Weighted Average Exercise Price, Beginning balance
Warrants Exercisable, Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 1.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Warrants Outstanding, Weighted Average Exercise Price, Ending balance	$ 1.00
Warrants Exercisable, Weighted Average Exercise Price, Ending balance	$ 1.00